Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Comp Table Total for First CEO ($)	Summary Comp Table Total for Second CEO ($)	Comp Actually Paid to First CEO ($)	Comp Actually Paid to Second CEO ($)	Average Summary Comp Table Total for Non-CEO Named Executive Officers ($)	Average Comp Actually Paid to Non-CEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) ($)	Adjusted Operating Profit(3) (millions) ($)
							Total Shareholder Return ($)	Peer Group(2) Total Shareholder Return ($)
2023	N/A	23,390,051	N/A	15,171,604	7,631,274	4,457,788	152.66	146.74	6,708	9,873
2022	N/A	18,965,201	N/A	13,072,062	6,714,395	5,141,166	162.33	131.11	11,548	13,853
2021	N/A	27,620,893	N/A	43,250,361	10,489,120	19,573,719	193.56	152.83	12,890	13,144
2020	5,842,130	3,772,910	37,662,113	13,337,679	5,454,192	11,181,872	147.28	118.18	1,343	8,718

Company Selected Measure Name	Adjusted Operating Profit
Named Executive Officers, Footnote	In both 2023 and 2022, Carol Tomé was the CEO and the Non-CEO NEOs were Brian Newman, Nando Cesarone, Kate Gutmann and Bala Subramanian; in 2021, Carol Tomé was the CEO and the Non-CEO NEOs were Brian Newman, Scott Price, Nando Cesarone and Kate Gutmann; and in 2020 the CEOs were David Abney (First CEO) and Carol Tomé (Second CEO), and the Non-CEO NEOs were Brian Newman, Nando Cesarone, Kate Gutmann, Juan Perez and George Willis.
Peer Group Issuers, Footnote	Our peer group is represented by the Dow Jones Transportation Average.
PEO Total Compensation Amount	$ 23,390,051	$ 18,965,201	$ 27,620,893
PEO Actually Paid Compensation Amount	$ 15,171,604	13,072,062	43,250,361
Adjustment To PEO Compensation, Footnote

CEO SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total for CEO ($)	Deductions from SCT Total(1) ($)	Additions to SCT Total(2) ($)	Compensation Actually Paid ($)
2023	23,390,051	20,274,954	12,056,507	15,171,604
2022	18,965,201	16,275,515	10,382,376	13,072,062
2021	27,620,893	24,795,449	40,424,917	43,250,361
2020(3)	3,772,910	2,958,822	12,523,591	13,337,679
	5,842,130	3,192,625	35,012,608	37,662,113
(1)Represents the grant-date fair value of stock awards granted during the year (2023: $18,916,192, 2022: $15,046,968, 2021: $23,670,426, 2020: Carol Tomé $1,833,812 and David Abney $1,411,585), the grant-date fair value of option awards granted during the year (2023: $1,358,762, 2022: $1,228,547, 2021: $1,125,023, 2020: Carol Tomé $1,125,010 and David Abney $1,153,237) and the aggregate change in the actuarial present value of accumulated benefits under pension plans (2023: $—, 2022: $—, 2021: $—, 2020: Carol Tomé $— and David Abney $627,803).
(2)Represents the service cost for defined benefit pension plans (2023: $—, 2022: $—, 2021: $—, 2020: Carol Tomé $— and David Abney $234,743) and the value of equity awards calculated using the required methodology for determining CAP, as further detailed in the table below.

CEO Equity Component of CAP
Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from Prior Year End to Year End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	14,112,488	(3,170,240)	2,071,950	(957,691)	12,056,507
2022	12,805,107	(5,289,424)	—	2,866,693	10,382,376
2021	33,072,440	6,256,043	—	1,096,434	40,424,917
2020(1)	12,523,591	—	—	—	12,523,591
	9,170,268	14,290,966	—	11,316,631	34,777,865

Non-PEO NEO Average Total Compensation Amount	$ 7,631,274	6,714,395	10,489,120	$ 5,454,192
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,457,788	5,141,166	19,573,719	11,181,872
Adjustment to Non-PEO NEO Compensation Footnote

Average Other NEOs SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total for Other NEOs ($)	Deductions from SCT Total(1) ($)	Additions to SCT Total(2) ($)	Compensation Actually Paid ($)
2023	7,631,274	6,111,238	2,937,752	4,457,788
2022	6,714,395	5,656,642	4,083,413	5,141,166
2021	10,489,120	8,564,070	17,648,669	19,573,719
2020	5,454,192	3,897,928	9,625,608	11,181,872
(1)Represents the average grant date fair value of stock awards granted during the year (2023: $4,765,597, 2022: $5,378,818, 2021: $8,200,584, 2020: $3,369,684), the average grant date fair value of option awards granted during the year (2023: $399,020, 2022: $277,825, 2021: $351,349, 2020: $210,297) and the average aggregate change in the actuarial present value of accumulated benefits under pension plans (2023: $946,621, 2022: $—, 2021: $12,137, 2020: $317,948).
(2)Represents the average service cost for defined benefit pension plans (2023: $—, 2022: $44,219, 2021: $40,127, 2020: $65,084) and the value of equity awards calculated using the required methodology for determining CAP, as further detailed in the table below.

Average Other NEOs Equity Component of CAP
Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from Prior Year End to Year End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	3,467,543	(884,732)	546,548	(191,607)	2,937,752
2022	4,841,330	(1,551,105)	—	748,969	4,039,194
2021	12,120,687	2,762,650	—	2,725,205	17,608,542
2020	6,340,481	1,480,751	120,414	1,618,878	9,560,524
•Stock awards issued under the Management Incentive Plan are valued at the NYSE closing price of UPS Class B stock at each applicable date.
•Outstanding stock awards issued under the Long-Term Incentive Plan are valued using a Monte Carlo model at each reporting date with performance outcomes assumed to be at target. Long-Term Incentive Plan awards that vest during the period are valued using actual performance outcomes and the NYSE closing price of UPS Class B stock on the vesting date.
•Option awards are valued using a Black-Scholes option pricing model that reflects the award’s exercise price relative to the NYSE closing price of UPS Class B common stock at each valuation date.
•Stock award valuations include reinvested dividends where applicable.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List
Adjusted operating profit
Revenue growth
Adjusted return on invested capital
Adjusted earnings per share growth
Adjusted free cash flow

Total Shareholder Return Amount	$ 152.66	162.33	193.56	147.28
Peer Group Total Shareholder Return Amount	146.74	131.11	152.83	118.18
Net Income (Loss)	$ 6,708,000,000	$ 11,548,000,000	$ 12,890,000,000	$ 1,343,000,000
Company Selected Measure Amount	9,873,000,000	13,853,000,000	13,144,000,000	8,718,000,000
PEO Name	Carol Tomé	Carol Tomé	Carol Tomé
Additional 402(v) Disclosure	In accordance with SEC rules, we are required to include in the above table the most important financial performance measure (not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers for 2023 to Company performance. We consider this measure to be Adjusted Operating Profit, which is calculated by excluding the following items from Operating Profit determined in accordance with GAAP: for 2023, one-time compensation representing a payment to certain U.S.-based non-union part-time supervisors, goodwill and other asset impairment charges, and transformation and other adjustments; for 2022, a one-time non-cash expense related to stock-based awards that were accelerated to fully vest in 2022 in connection with a change in incentive compensation program design, a one-time non-cash charge reflecting a reduction in the estimated residual value of fully-depreciated MD-11 aircraft, and transformation and other adjustments; and for each of 2021 and 2020, transformation and other adjustments.In 2020 the CEOs were Carol Tomé (first row) and David Abney (second row).In 2020 the CEOs were Carol Tomé (first row) and David Abney (second row).
•Stock awards issued under the Management Incentive Plan are valued at the New York Stock Exchange (“NYSE”) closing price of UPS Class B stock at each applicable date.
•Outstanding stock awards issued under the Long-Term Incentive Plan are valued using a Monte Carlo model at each reporting date with performance outcomes assumed to be at target. Long-Term Incentive Plan awards that vest during the period are valued using actual performance outcomes and the NYSE closing price of UPS Class B stock on the vesting date.
•Option awards are valued using a Black-Scholes option pricing model that reflects the award’s exercise price relative to the NYSE closing price of UPS Class B common stock at each valuation date.
•Stock award valuations include reinvested dividends where applicable.

Abney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,842,130
PEO Actually Paid Compensation Amount				$ 37,662,113
PEO Name				David Abney
Tomé [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,772,910
PEO Actually Paid Compensation Amount				$ 13,337,679
PEO Name				Carol Tomé
PEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (20,274,954)	$ (16,275,515)	$ (24,795,449)
PEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	12,056,507	10,382,376	40,424,917
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,916,192)	(15,046,968)	(23,670,426)
Adjustment To Compensation Amount, Equity Awards	14,112,488	12,805,107	33,072,440
PEO | Options Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,358,762)	(1,228,547)	(1,125,023)
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(3,170,240)	(5,289,424)	6,256,043
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,071,950	0	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(957,691)	2,866,693	1,096,434
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,056,507	10,382,376	40,424,917
PEO | Abney [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				$ (3,192,625)
PEO | Abney [Member] | Additions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				35,012,608
PEO | Abney [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,411,585)
Adjustment To Compensation Amount, Equity Awards				9,170,268
PEO | Abney [Member] | Options Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,153,237)
PEO | Abney [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(627,803)
PEO | Abney [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				234,743
PEO | Abney [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				14,290,966
PEO | Abney [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
PEO | Abney [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				11,316,631
PEO | Abney [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				34,777,865
PEO | Tomé [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				(2,958,822)
PEO | Tomé [Member] | Additions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				12,523,591
PEO | Tomé [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,833,812)
Adjustment To Compensation Amount, Equity Awards				12,523,591
PEO | Tomé [Member] | Options Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,125,010)
PEO | Tomé [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Tomé [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Tomé [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
PEO | Tomé [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
PEO | Tomé [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0
PEO | Tomé [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				12,523,591
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating profit
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Revenue growth
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted return on invested capital
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted earnings per share growth
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted free cash flow
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (6,111,238)	(5,656,642)	(8,564,070)	(3,897,928)
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,937,752	4,083,413	17,648,669	9,625,608
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,765,597)	(5,378,818)	(8,200,584)	(3,369,684)
Adjustment To Compensation Amount, Equity Awards	3,467,543	4,841,330	12,120,687	6,340,481
Non-PEO NEO | Options Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(399,020)	(277,825)	(351,349)	(210,297)
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(946,621)	0	(12,137)	(317,948)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	44,219	40,127	65,084
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(884,732)	(1,551,105)	2,762,650	1,480,751
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	546,548	0	0	120,414
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(191,607)	748,969	2,725,205	1,618,878
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,937,752	$ 4,039,194	$ 17,608,542	$ 9,560,524